SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

19.	SUBSEQUENT EVENTS

Saved for disclosed above, the Company has assessed all events from December 31, 2025, up through the date on which these consolidated financial statements were available to be issued. Except as disclosed below and elsewhere, there are no other material subsequent events that require disclosure in these consolidated financial statements.

Proposed Business Combination with Choco Up Group Holdings Limited

On July 9, 2025, the Company entered into a definitive Agreement and Plan of Merger (the “Merger Agreement”) with Choco Up Group Holdings Limited (“Choco Up”) and Coders Merger Sub Limited, as amended by the First Amendment dated December 30, 2025, and the Second Amendment dated March 31, 2026. Pursuant to the Merger Agreement, the Company will acquire all outstanding equity interests in Choco Up in exchange for a combination of newly issued Class A and Class B ordinary shares.

The closing of the transaction is subject to the satisfaction of various closing conditions, including, among others, regulatory approval from Nasdaq. The parties have extended the “Outside Date” for the closing of the transaction to June 30, 2026. As of the date of these financial statements, the transaction remains pending and subject to ongoing regulatory review. The Company is actively working with Nasdaq to address their inquiries; however, there is no assurance that the transaction will be completed on the expected terms, by the Outside Date, or at all.

Investment under equity method

On March 27, 2026, the management of Golden Harvest was notified by one of its bank for the closure of client accounts. The Company was not aware of any bank account issue as of December 31, 2025 and the related bank accounts were in normal operation until the notification.

The Company assessed the account closure to be temporary and is applying for new bank client accounts. The Company does not foresee a structural or systemic failure in Golden Harvest’s future business due to the aforementioned event.

Amount due to a related party

Subsequent to the end of the reporting period, the amount due to a related party of HKD6,000,000 have been fully repaid.

PLUTUS FINANCIAL GROUP LIMITED AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS